Management of financial risk	12 Months Ended
Dec. 31, 2023
Management of financial risk
Management of financial risk

5     Management of financial risk

The Group’s activities expose it to a variety of financial risks: market risk (comprising currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

5.1  Financial risk factors

(a)	Market risk

Currency risk

Foreign currency risk is the risk of loss resulting from changes in foreign currency exchange rates. Fluctuations in exchange rates between the RMB and other currencies in which the Group conducts business may affect its financial position and results of operations. The foreign currency risk assumed by the Group mainly comes from movements in the USD/RMB exchange rates.

The Company and overseas intermediate holding companies’ functional currency is USD. They are mainly exposed to foreign exchange risk arising from their cash and cash equivalents and loans to group companies denominated in RMB. The Group has entered into spot-forward USD/RMB derivative financial instruments to hedge certain portion of its exposure to foreign currency risk arising from loans to group companies denominated in RMB. The Group monitors the size of foreign currency position, and manages foreign currency risk by utilizing hedging strategy.

5     Management of financial risk (Continued)

5.1  Financial risk factors (Continued)

(a)   Market risk (Continued)

Currency risk (Continued)

The subsidiaries of the Group are mainly operated in mainland China with most of the transactions settled in RMB. The Group considers that the business in mainland China is not exposed to any significant foreign exchange risk as there are no significant financial assets or liabilities of these subsidiaries denominated in the currencies other than the respective functional currency.

The analysis below is performed for reasonably possible movements in key variables with all other variables held constant, showing the post-tax impact on profit and equity, after considering hedging strategy.

	At December 31,
	2021	2022	2023

	Impact on post tax profit
	RMB’000	RMB’000	RMB’000
USD+5%	(4,028)	1,752	(16,596)
USD -5%	4,028	(1,752)	16,596

Interest rate risk

Interest rate risk is the risk of an adverse impact to earnings or capital due to changes in market interest rates. Floating rate instruments expose the Group to cash flow interest rate risk, whereas fixed rate instruments expose the Group to fair value interest risk.

Interest rate risk of the Group is mainly from mismatches in the interest rate profiles of assets, liabilities and capital instruments in Virtual Bank Business. The sensitivity analysis on earnings and economic value is described as follows:

	As at December 31, 2023
RMB million	HKD	USD	RMB

Impact on earnings over the next 12 months if interest rates rise by 200 basis points	(15)	3	—
Impact on economic value if interest rates rise by 200 basis points	(43)	(3)	—

	As at December 31, 2022
RMB million	HKD	USD	RMB

Impact on earnings over the next 12 months if interest rates rise by 200 basis points	(9)	9	1
Impact on economic value if interest rates rise by 200 basis points	(25)	(1)	—

5     Management of financial risk (Continued)

5.1  Financial risk factors (Continued)

(b)	Credit risk
(i)	Credit risk management

The Group’s credit risk is mainly associated with cash and cash equivalents, restricted cash and time deposits over three months, trade receivables, contract assets, other receivables, financial assets measured at amortized cost from Virtual Bank and financial guarantee contracts. The carrying amounts of each class of the above financial assets represent the Group’s maximum exposure to credit risk in relation to financial assets as disclosed in Note 5.1 (b) (ii).

To manage this risk arising from cash and cash equivalents and restricted cash and time deposits over three months, the Group mainly transacts with state-owned or reputable financial institutions in the PRC including related parties (Note 36(d)) and reputable international financial institution outside the PRC. The Group considers that there is no significant credit risk and the Group will not suffer any material losses due to the default of these financial institutions.

The Group’s trade receivables and contract assets mainly arise from transactions undertaken with customers. The Group mitigates the credit risk by assessing the credit quality, setting a shorter credit period or arranging the instalment payment and prepayment method. The impairment loss allowance for trade receivables and contract assets are disclosed in Note 19 and Note 6.

For other receivables, management make periodic collective assessments as well as individual assessment on the recoverability based on historical settlement records and forward looking information.

For financial assets measured at amortized cost from virtual bank, management developed independent and regular procedures to review the approvals of credit applications, structure levels of credit risk by setting limits on the exposure of risk, and review the ability of borrowers to meet repayment obligations, with monitoring made on a revolving basis and performing periodic reviews. The credit programmes are managed on a portfolio basis, and the limits on the level of credit risk by sectors are approved annually by the management. The exposure to credit risk is mitigated by obtaining relevant financial guarantees. For debt securities and interbank exposure under treasury portfolio, external ratings are used, which are continuously monitored and updated.

(ii)	ECL measurement

For financial assets whose impairment losses are measured using expected credit loss (“ECL”) model, the Group assesses whether their credit risk has increased significantly since their initial recognition, and applies a three-stage impairment model to calculate their impairment allowance and recognize their ECL, as follows:

- Stage 1: If the credit risk has not increased significantly since its initial recognition, the financial asset is included in stage 1.

- Stage 2: If the credit risk has increased significantly since its initial recognition but is not yet deemed to be credit-impaired, the financial instrument is included in stage 2. The description of how the Group determines when a significant increase in credit risk has occurred is disclosed in the following section of “judgement of significant increase in credit risk”.

- Stage 3: If the financial instruments are credit-impaired, the financial instrument is included in stage 3. The definition of credit-impaired financial assets is disclosed in the following section of “the definition of credit-impaired assets”.

5      Management of financial risk (Continued)

5.1  Financial risk factors (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

The Group considers the credit risk characteristics of different financial instruments when determining if there is significant increase in credit risk. For financial instruments with or without significant increase in credit risk, 12-month or lifetime expected credit losses are provided respectively. The expected credit loss is the result of discounting the product of Exposure at Default, Probabilities of Default and Loss given Default.

According to whether the credit risk has increased significantly or whether the assets have been impaired, the Group measures the impairment loss allowance with the expected credit losses of 12-month or the lifetime due to the credit risk characteristics of different assets.

The Group applies the IFRS 9 simplified approach in measuring expected credit losses which uses a lifetime expected impairment loss allowance for all trade receivables and contract assets.

Judgement of significant increase in credit risk (“SICR”)

Under IFRS 9, when considering the impairment stages for financial assets, the Group evaluates the credit risk at initial recognition and also whether there is any significant increase in credit risk for each reporting period.

The Group set quantitative and qualitative criteria to judge whether there has been a SICR after initial recognition. The judgement criteria mainly includes the Probabilities of Default changes of the debtors, changes of credit risk categories and other indicators of SICR, etc.. In the judgement of whether there has been a SICR after initial recognition, the Group has not rebutted the 30 days past due as presumption of SICR.

The definition of credit-impaired assets

Under IFRS 9, in order to determine whether credit impairment occurs, the defined standards adopted by the Group are consistent with the internal credit risk management objectives for relevant financial assets while considering quantitative and qualitative indicators. When the Group assesses whether the debtor has credit impairment, the following factors are mainly considered:

●	The debtor has overdue more than 90 days after the contract payment date
●	The debtor has significant financial difficulties
●	The debtor is likely to go bankrupt or other financial restructuring
●	The lender gives the debtor concessions for economic or contractual reasons due to the debtor’s financial difficulties, where such concessions are normally reluctant to be made by the lender

The credit impairment of financial assets may be caused by the joint effects of multiple events and may not be caused by separately identifiable event.

5     Management of financial risk (Continued)

5.1  Financial risk factors (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Forward-looking information

The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors that affect the ability of the debtors to settle the receivables. The Group has developed macroeconomic forward-looking adjustment model by establishing a pool of macro-economic indicators, preparing data, filtering model factors and adjusting forward-looking elements, and the indicators include country Gross Domestic Product(GDP), Consumer Price Index(CPI), Producer Price Index(PPI), Investment in Fixed Assets, and Total Retail Sales of Consumer Goods, etc. based on the statistical analysis of historical data. The Group has identified the CPI to be the most relevant factor for evaluating expected credit losses on 31 December 2023, and has also taken into account of the Hong Kong GDP and the unemployment rate in Virtual Bank operations, and accordingly adjusts the historical loss rates based on the expected changes in these factors.

Credit risk exposure

Without considering the impact of collateral and other credit enhancement, for on-balance sheet assets, the maximum exposures are based on net carrying amounts as reported in the consolidated financial statements.

(1)	Trade receivables and contract assets

	As at December 31, 2022
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach	998,036	182,480	1,180,516

Loss allowance
Applying simplified approach	57,047	59,852	116,899

	As at December 31, 2023
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach	779,458	153,204	932,662

Loss allowance
Applying simplified approach	68,789	57,379	126,168

5     Management of financial risk (Continued)

5.1  Financial risk factors (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Credit risk exposure (Continued)

(1)Trade receivables and contract assets (Continued)

To measure the expected credit losses, all trade receivables and contract assets have been grouped based on shared credit risk characteristics and the aging analysis. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The impairment loss allowance of trade receivables and contract assets applying simplified approach was determined as follows:

	As at December 31, 2022
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	2.27%	3.33%	42.80%	68.40%	97.75%	9.90%

Gross carrying amount of trade receivables and contract assets applying simplified approach	391,221	657,723	63,170	26,482	41,920	1,180,516

Loss allowance of trade receivables and contract assets applying simplified approach	8,888	21,885	27,038	18,113	40,975	116,899

	As at December 31, 2023
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	2.13%	4.56%	41.29%	77.39%	94.34%	13.53%

Gross carrying amount of trade receivables and contract assets applying simplified approach	306,636	476,215	72,327	29,615	47,869	932,662

Loss allowance of trade receivables and contract assets applying simplified approach	6,528	21,698	29,863	22,920	45,159	126,168

5     Management of financial risk (Continued)

5.1  Financial risk factors (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Credit risk exposure (Continued)

(1)	Trade receivables and contract assets (Continued)

Movements in the impairment loss allowance of trade receivables and contract assets applying simplified approach are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	(97,243)	(125,318)	(116,899)
Additions of impairment loss, net	(71,061)	(18,715)	(42,102)
Recovery of amounts written off previously	—	(9,980)	—
Write-off	42,986	37,156	33,402
Exchange difference	—	(42)	(569)
End of the year	(125,318)	(116,899)	(126,168)

(2)Other receivables

Impairment on other receivables is measured as either 12-month expected credit losses or lifetime expected credit loss, depending on whether there has been a significant increase in credit risk since initial recognition. If a significant increase in credit risk of a receivable has occurred since initial recognition, then impairment is measured as lifetime expected credit loss. The credit risk exposure of the other receivables was disclosed in Note 20(a).

(3)Loans and advances to customers

The following table presents the credit risk exposure of the loans and advances to customers from virtual bank.

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Gross carrying amount

Financial assets measured at amortized cost	44	3,142
Financial assets measured at fair value through other comprehensive income	1,608,402	1,902,985
	1,608,446	1,906,127

Expected credit loss provision	—	61

Expected loss rate	—	1.94%

5      Management of financial risk (Continued)

5.1   Financial risk factors (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Credit risk exposure (Continued)

(3)Loans and advances to customers (Continued)

Movements in the impairment loss allowance of loans and advances to customers applying three-stage approach are as follows:

*1Financial assets measured at amortized cost

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	(711)	(190)	—
(Additions)/Reversals of impairment loss	(1,170)	190	(61)
Write‑off	1,691	—	—
End of the year	(190)	—	(61)

*2Financial assets measured at fair value through other comprehensive income

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	(712)	(1,962)	(11,528)
Additions of impairment loss	(1,250)	(10,616)	(13,344)
Write-off	—	1,050	12,811
End of the year	(1,962)	(11,528)	(12,061)

5     Management of financial risk (Continued)

5.1  Financial risk factors (Continued)

(c)	Liquidity risk

The Group manages liquidity risk by maintaining adequate cash and cash equivalents and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. Management believe that the Group’s current cash and cash equivalents and anticipated cash flows from operations, investment and financing activities will be sufficient to meet the Group’s anticipated working capital requirements and capital expenditures for the next 12 months from December 31, 2023.

The liquidity risk of the foreign exchange swap is managed by aligning the critical terms of such swaps with the hedged items.

The table below analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual maturity date. The amounts disclosed in the table are undiscounted contractual cash flows.

	As at December 31, 2022
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	294,461	—	294,461
Trade and other payables	1,236,571	139,387	1,375,958
- Including: lease liabilities	50,862	47,093	97,955
Other financial liabilities from virtual bank	89,327	—	89,327
Customer deposits	1,929,183	—	1,929,183
Non‑derivative financial liabilities	3,549,542	139,387	3,688,929

Gross settled (foreign currency swaps)
- (inflow)	(198,722)	—	(198,722)
- outflow	208,290	—	208,290
Derivative financial liabilities	9,568	—	9,568

Total	3,559,110	139,387	3,698,497

5     Management of financial risk (Continued)

5.1  Financial risk factors (Continued)

(c)	Liquidity risk (Continued)

	As at December 31, 2023
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	257,007	—	257,007
Trade and other payables	1,292,054	30,143	1,322,197
- Including: lease liabilities	24,829	30,143	54,972
Other financial liabilities from virtual bank	54,373	—	54,373
Customer deposits	2,269,261	—	2,269,261
Non‑derivative financial liabilities	3,872,695	30,143	3,902,838

5.2  Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long-term.

The Group monitors capital (including share capital and reserves) by regularly reviewing the capital structure. As a part of this review, the Company considers the cost of capital and the risks associated with the issued share capital. The Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or repurchase the Company’s shares. In the opinion of the Directors of the Company, the Group’s capital risk was low as at December 31, 2023.

5.3  Fair value estimation

Fair value estimates are made at a specific point in time based on relevant market information and information about financial instruments. When an active market exists, such as an authorized securities exchange, the market value is the best reflection of the fair values of financial instruments. For financial instruments where there is no active market, fair value is determined using valuation techniques.

The Group’s financial assets measured at fair value mainly include financial assets at fair value through profit or loss and financial assets measured at fair value through other comprehensive income.

Determination of fair value and fair value hierarchy

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchies. The fair value hierarchy categorizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the fair value hierarchy within which the fair value measurement is categorized in its entirety is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety.

5     Management of financial risk (Continued)

5.3  Fair value estimation (Continued)

Determination of fair value and fair value hierarchy (Continued)

The levels of the fair value hierarchy are as follows:

(a)	Fair value is based on quoted prices (unadjusted) in active markets for identical assets or liabilities (“Level 1”);
(b)

Fair value is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices) (“Level 2”); and

(c)	Fair value is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs) (“Level 3”).

The level of fair value calculation is determined by the lowest level input that is significant in the overall calculation. As such, the significance of the input should be considered from an overall perspective in the calculation of fair value.

For Level 2 financial instruments, valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyze and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities.

For Level 3 financial instruments, prices are determined using valuation methodologies such as discounted cash flow models and other similar techniques. Determinations to classify fair value measurement within Level 3 of the valuation hierarchy are generally based on the significance of the unobservable factors to the overall fair value measurement, and valuation methodologies such as discounted cash flow models and other similar techniques. To determine the fair value of loans and advances to customers from virtual bank, loans are segregated into portfolios of similar characteristics. Fair values are estimated using discounted cash flow methodology incorporating a range of input assumptions including expected customer prepayment rates, new business interest rate estimates for similar loans. The fair value of loans reflects expected credit losses at the balance sheet date and the fair value effect of repricing between origination and the reporting date. For credit impaired loans, fair value is estimated by discounting the future cash flows over the period they are expected to be recovered.

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The following tables provide the fair value measurement hierarchy of the Group’s financial assets and liabilities:

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 22)	—	690,627	—	690,627
Financial assets measured at fair value through other comprehensive income (Note 17)	442,935	—	1,611,606	2,054,541
Derivative financial assets (Note 32)	—	56,363	—	56,363
Financial liabilities
Derivative financial liabilities (Note 32)	—	9,568	—	9,568

5     Management of financial risk (Continued)

5.3  Fair value estimation (Continued)

Determination of fair value and fair value hierarchy (Continued)

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 22)	—	925,204	—	925,204
Financial assets measured at fair value through other comprehensive income (Note 17)	319,949	—	1,906,189	2,226,138
Derivative financial assets (Note 32)	—	38,008	—	38,008

For the years ended December 31, 2022 and 2023, there were no transfers among different levels of fair values measurement.

Movements of Level 3 financial instruments measured at fair value are as follows:

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	5,676	1,107,340	1,611,606
Additions, net	1,103,460	506,620	295,287
Losses recognized in other comprehensive income	(1,796)	(1,678)	(789)
(Losses)/gain recognized in profit or loss	—	(676)	85
End of the year	1,107,340	1,611,606	1,906,189

Valuation inputs and relationships to fair value

The following table summarises main quantitative and qualitative information about the significant unobservable inputs used in level 3 fair value measurements for loans and advances to customers from virtual bank measured at fair value through other comprehensive income. The impact of changes in unobservable inputs for other level 3 fair value measurement was immaterial.

	Unobservable inputs	Range of inputs
		2022	2023

Financial assets measured at fair value through other comprehensive income
-Loans and advances to customers from virtual bank
	Discount rate	5.66% - 9.30%	7.09% - 10.29%
	Prepayment ratio	0.34% - 0.38%	0.36%

5     Management of financial risk (Continued)

5.3  Fair value estimation (Continued)

Valuation inputs and relationships to fair value (Continued)

The analysis below is performed for reasonably possible movements in unobservable inputs with all other variables held constant, showing the impact on the assets and other comprehensive income.

	Unobservable inputs	Impact on the assets and
		other comprehensive
		income
		2022	2023

-Loans and advances to customers from virtual bank
Discount rate	+5%	(5,941)	(8,845)
	-5%	5,975	8,926
Prepayment ratio	+5%	(283)	(315)
	-5%	283	315